Earnings Per Share (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table provides a reconciliation of the numerator and denominator of the earnings per share calculations for the three months ended March 31, 2018 and 2017 (in thousands, except per share amounts):

	2018	2017
Numerator:
Net (loss) income attributable to stockholders - basic	$(1,600)	$1,106
Net (loss) income attributable to convertible OP units(1)	(334)	28
Net (loss) income - diluted	$(1,934)	$1,134
Denominator:
Weighted-average shares - basic	185,899	183,230
Conversion of OP units(1)	44,453	2,785
Effect of dilutive restricted stock awards	—	7
Adjusted weighted-average shares - diluted	230,352	186,022
Earnings per common share:
Net (loss) income attributable to stockholders - basic and diluted	$(0.01)	$0.01
(1) OP units include units previously issued for asset management services provided under our former advisory agreement (see Note 12), as well as units issued as part of the PELP transaction, all of which are convertible into common shares. The Operating Partnership loss attributable to these OP units, which is included as a component of Net Income Attributable to Noncontrolling Interests on the consolidated statements of operations, has been added back in the numerator because these OP units were included in the denominator for all years presented.

The following table provides a reconciliation of the numerator and denominator of the earnings per share calculations for the years ended December 31, 2017, 2016, and 2015 (in thousands, except per share amounts):

	2017	2016	2015
Numerator:
Net (loss) income attributable to stockholders - basic	$(38,391)	$8,932	$13,360
Net (loss) income attributable to convertible OP units(1)	(3,470)	111	201
Net (loss) income - diluted	$(41,861)	$9,043	$13,561
Denominator:
Weighted-average shares - basic	183,784	183,876	183,678
Conversion of OP units(1)	12,713	2,785	2,716
Effect of dilutive restricted stock awards	—	4	—
Adjusted weighted-average shares - diluted	196,497	186,665	186,394
Earnings per common share:
Basic and diluted	$(0.21)	$0.05	$0.07
(1) OP units include units previously issued for asset management services provided under our former advisory agreement (see Note 15), as well as units issued as part of the PELP transaction (see Note 3), all of which are convertible into common shares. The Operating Partnership loss attributable to these OP units, which is included as a component of Net Loss (Income) Attributable to Noncontrolling Interests on the consolidated statements of operations, has been added back in the numerator because these OP units were included in the denominator for all years presented.